Related-Party Transactions (Summary Of Transactions Between The Company And Related Party Affiliates) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended				6 Months Ended				12 Months Ended
	Jun. 28, 2012		Jun. 30, 2011		Jun. 28, 2012		Jun. 30, 2011		Dec. 29, 2011		Dec. 30, 2010
Related Party Transaction [Line Items]
Advertising operating costs, related party affiliates	$ 1.0		$ 0.7		$ 1.7		$ 1.2
Accounts payable, related party affiliates	1.0				1.0				0.9
Starplex [Member]
Related Party Transaction [Line Items]
Advertising operating costs, related party affiliates	0.8	[1]	0.7	[1]	1.3	[1]	1.1	[1]	2.9		1.3
Accounts payable, related party affiliates	0.8	[1]			0.8	[1]			0.7	[1]	0.5
Showplex [Member]
Related Party Transaction [Line Items]
Advertising operating costs, related party affiliates	0.1	[2]			0.2	[2]			0.2
Accounts payable, related party affiliates	0.1	[2]			0.1	[2]			0.1	[2]	0.1
Other [Member]
Related Party Transaction [Line Items]
Advertising operating costs, related party affiliates	0.1	[3]			0.2	[3]	0.1	[3]
Accounts payable, related party affiliates	$ 0.1	[3]			$ 0.1	[3]			$ 0.1	[3]

[1]	Starplex Operating L.P. (“Starplex”) is an affiliate of Cinemark.
[2]	Showplex Cinemas, Inc. (“Showplex”) is an affiliate of one of NCM, Inc.’s directors.
[3]	Other affiliates include LA Live Cinemas LLC (“LA Live”), an affiliate of Regal and Texas Cinemas, Corp., an affiliate of one of NCM, Inc.’s directors.